Condensed Consolidated Interim Balance Sheets (Current Period Unaudited) - CAD ($)		Sep. 30, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents		$ 118,689	$ 327,434
Accounts and grants receivable		1,117,294	970,467
Prepaid and other receivables		116,904	205,482
		1,352,887	1,503,383
Non-Current Assets
Property and equipment		31,994	30,689
Intangibles
TOTAL ASSETS		1,384,881	1,534,072
Current Liabilities
Accounts payable		604,181	488,636
Accrued liabilities		143,546	155,156
Lease inducement		27,875	36,526
Loans payable	[1]	195,000	300,000
TOTAL LIABILITIES		970,602	980,318
Equity
Share capital		21,914,722	21,914,722
Share-based payment reserve		3,880,217	3,792,678
Accumulated other comprehensive income		(307,026)	(303,447)
Deficit		(25,073,634)	(24,850,199)
TOTAL EQUITY		414,279	553,754
TOTAL EQUITY AND LIABILITIES		$ 1,384,881	$ 1,534,072

[1]	The Company received an unsecured short-term loan during the period. Included in loans payable are loans amounting to $90,000 (2017 - $Nil) from related parties as disclosed in Note 17.